Subsequent Events (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 21, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) ₪ / shares shares
Subsequent Events (Details) [Line Items]
Fair value options grant (in Dollars) | $		$ 18	$ 18
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Share option purchase | shares	15,081
Israeli Share Option Plan [Member]
Subsequent Events (Details) [Line Items]
Share option purchase | shares		9,049	9,049
Exercise price, per share | (per share)		$ 6.06	$ 22.01
Fair value options grant (in Dollars) | $		$ 25	$ 25
US Appendix [Member]
Subsequent Events (Details) [Line Items]
Share option purchase | shares		6,032	6,032
Exercise price, per share | $ / shares		$ 6.07
Fair value options grant (in Dollars) | $		$ 15	$ 15